Financial Statement Schedule I	12 Months Ended
Dec. 31, 2013
Financial Statement Schedule I
Financial Statements Schedule I

Additional Information—Financial Statement Schedule I

Canadian Solar Inc.

        Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.'s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2013 of $364,991,380, exceeded the 25% threshold.

        The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31, 2012	December 31, 2013
	(In U.S. dollars, except share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	11,247,306	29,585,498
Accounts receivable trade, net of allowance for doubtful accounts of $8,946,661 and $5,209,909 at December 31, 2012 and 2013, respectively	2,567,756	351,207
Inventories	2,984,075	156,179
Amounts due from related parties—current	214,254,589	128,261,643
Prepaid expenses and other current assets	10,552,409	2,240,692

Total current assets	241,606,135	160,595,219
Investment in subsidiaries	209,194,706	252,177,589
Deferred tax assets, net	5,269,609	4,863,395
Amount due from related parties—non-current	150,000,000	150,000,000
Other non-current assets	35,356,421	28,491,395

TOTAL ASSETS	641,426,871	596,127,598

LIABILITIES AND EQUITY
Current liabilities:
Short-term borrowings	68,000,000	12,246,050
Accounts payable	4,104	13,127
Amounts due to related parties	159,471,359	141,139,539
Other current liabilities	6,616,028	3,936,495

Total current liabilities	234,091,491	157,335,211
Accrued warranty costs	32,833,031	18,188,694
Long-term borrowings	70,063,488	16,393,089
Liability for uncertain tax positions	13,540,026	13,681,821
TOTAL LIABILITIES	350,528,036	205,598,815

Equity:
Common shares—no par value: unlimited authorized shares, 43,242,426 and 51,034,343 shares issued and outstanding at December 31, 2012 and 2013, respectively	502,561,705	561,241,785
Additional paid-in capital	(38,296,275)	(32,121,269)
Accumulated deficit	(224,162,124)	(192,502,847)
Accumulated other comprehensive income	50,795,529	53,911,114

TOTAL EQUITY	290,898,835	390,528,783

TOTAL LIABILITIES AND EQUITY	641,426,871	596,127,598

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31
	2011	2012	2013
	(In U.S. dollars)
Net revenues	829,016,524	111,414,327	11,802,218
Cost of revenues	792,643,306	80,190,744	5,282,597

Gross profit	36,373,218	31,223,583	6,519,621

Operating expenses:
Selling expenses	10,411,256	3,649,131	3,520,618
General and administrative expenses	13,461,891	11,955,578	5,724,288
Research and development expenses	1,255,945	764,145	714,980

Total operating expenses	25,129,092	16,368,854	9,959,886

Income (loss) from operations	11,244,126	14,854,729	(3,440,265)

Other income (expenses):
Interest expense	(267,979)	(255,502)	—
Interest income	474,886	1,559,207	12,021,534
Foreign exchange gain (loss)	3,261,933	(622,816)	(8,454,989)
Others	—	—	427,560

Other income, net:	3,468,840	680,889	3,994,105

Profit before income taxes and equity in earnings of subsidiaries and unconsolidated investees	14,712,966	15,535,618	553,840
Income tax expense	(6,742,827)	(7,441,590)	(1,275,114)
Equity in earnings (loss) of subsidiaries	(98,774,339)	(202,699,044)	35,132,523
Equity in earnings (loss) of unconsolidated investees	—	(863,675)	(2,751,973)

Net Income (loss)	(90,804,200)	(195,468,691)	31,659,276

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years Ended December 31,
	2011	2012	2013
	(In U.S. dollars)
Net income (loss)	(90,804,200)	(195,468,691)	31,659,276
Other comprehensive income (net of tax of nil):
Foreign currency translation adjustment	17,093,766	5,239,819	3,115,584

Comprehensive income (loss) attributable to Canadian Solar Inc.	(73,710,434)	(190,228,872)	34,774,860

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2011	2012	2013
	(In U.S. dollars)
Operating activities:
Net Income (loss)	(90,804,200)	(195,468,691)	31,659,276
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,864	6,950	5,092
Allowance for doubtful debts	5,829,275	8,369,187	1,872,247
Amortization of discount on debt	44,485	49,699	—
Equity in earnings (loss) of subsidiaries	98,774,339	202,699,044	(35,132,523)
Equity in earnings (loss) of unconsolidated investees	—	863,675	2,751,973
Share-based compensation	4,060,838	5,185,242	6,175,006
Changes in operating assets and liabilities:
Inventories	17,598,617	9,840,507	2,827,896
Accounts receivable trade	99,826,223	(1,317,532)	627,106
Amounts due from related parties	(126,832,013)	(121,173,334)	85,992,946
Advances to suppliers	11,973,762	(293,911)	(282,804)
Other current assets	6,399,566	(7,540,414)	8,311,717
Other non-current assets	(9,177,091)	(20,387,009)	6,860,201
Accounts payable	(10,083,933)	79	9,023
Advances from customers	(216,370)	(452,417)	(121,511)
Amounts due to related parties	17,530,108	(18,298,349)	(18,331,820)
Accrued warranty costs	5,416,935	431,138	(14,644,337)
Other current liabilities	(9,034,605)	(4,255,036)	(2,558,022)
Liability for uncertain tax positions	103,902	1,975,793	141,795
Deferred taxes	384,345	5,718,014	406,214

Net cash provided by (used in) operating activities	21,800,047	(134,047,365)	76,569,475

Investing activities:
Decrease (increase) in restricted cash	25,894,969	5,731,365	—
Investment in subsidiaries	(75,955,691)	(13,319,864)	(10,602,333)
Purchases of property, plant and equipment	—	(3,589)	(266)

Net cash used in investing activities	(50,060,722)	(7,592,088)	(10,602,599)

Financing activities:
Proceeds from short-term borrowings	—	68,000,000	—
Repayment of short-term borrowings	—	—	(55,753,950)
Proceeds from long-term borrowings	—	70,063,488	—
Repayment of long-term borrowings	—	—	(53,670,399)
Payment for repurchase of convertible senior notes	—	(1,000,000)	—
Proceeds from issuance of warrants	—	2,500,000	—
Proceeds from issuance of common shares offering	—	—	50,000,000
Issuance costs paid for common shares offering	—	—	(2,112,623)
Proceeds from exercise of stock options	1,256,948	158,766	10,792,703

Net cash provided by financing activities	1,256,948	139,722,254	(50,744,269)

Effect of exchange rate changes	17,093,770	5,239,819	3,115,585

Net increase (decrease) in cash and cash equivalents	(9,909,957)	3,322,620	18,338,192
Cash and cash equivalents at the beginning of the year	17,834,643	7,924,686	11,247,306
Cash and cash equivalents at the end of the year	7,924,686	11,247,306	29,585,498

Supplemental disclosure of cash flow information:
Interest paid	223,495	255,502	—
Income taxes paid	13,575,821	290,813	297,643